FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Recurring Fair Value Measurements
Recurring fair value measurements using the indicated inputs:

	December 31, 2019	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cross currency swap - net asset position	$15,642	$--	$15,642	$--
Privately-held companies	15,725	--		15,725
Marketable securities held for sale	175,305	175,305	--	--
Foreign exchange forward and cylinders - liability position	(151)	--	(151)	--
	$206,521	$175,305	$15,491	$15,725

	December 31, 2018	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cross currency swap - net asset position	$4,951	$--	$4,951	$--
Privately-held companies	9,830	--		9,830
Marketable securities held for sale	135,227	135,227	--	--
Foreign exchange forward and cylinders - liability position	(395)	--	(395)	--
	$149,613	$135,227	$4,556	$9,830

Schedule of Marketable Securities
The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2019:

	Amortized cost (*)	Gross unrealized Gains	Gross Unrealized losses	Estimated fair value
Corporate bonds	$154,167	$1,273	$(214)	$155,226
U.S government bonds	1,977	26	--	2,003
Non-U.S government bonds	992	11	--	1,003
Municipal bonds	1,208	21	--	1,229
Money market fund	15,225	366	--	15,591
Certificate of deposits	248	5	--	253
	$173,817	$1,702	$(214)	$175,305

* Excluding accrued interest of $765.

The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2018:

	Amortized cost (*)	Gross unrealized gains	Gross Unrealized losses	Estimated fair value
Corporate bonds	$111,639	$29	$(2,029)	$109,639
U.S government bonds	5,444	21	--	5,465
Non-U.S government bonds	2,456	--	(33)	2,423
Municipal bonds	2,248	--	(13)	2,235
Money market fund	15,225	--	--	15,225
Certificate of deposits	248	--	(8)	240
	$137,260	$50	$(2,083)	$135,227

* Excluding accrued interest of $623.

Schedule of Maturities of Marketable Securities

The scheduled maturities of available-for-sale marketable securities as of December 31, 2019, were as follows:

	Amortized cost	Estimated fair value
Due within one year	$37,845	$37,818
Due after one year through five years	135,972	137,487
	$173,817	$175,305

The scheduled maturities of available-for-sale marketable securities as of December 31, 2018, were as follows:

	Amortized cost	Estimated fair value
Due within one year	$16,686	$16,661
Due after one year through five years	120,574	118,566
	$137,260	$135,227

Schedule of Investments with Continuous Unrealized Losses
Investments with continuous unrealized losses for less than twelve months and twelve months or more and their related fair values as of December 31, 2019 and December 31, 2018, were as indicated in the following tables:

December 31, 2019
	Investment with continuous unrealized losses for less than twelve months		Investments with continuous unrealized losses for twelve months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Corporate bonds	$8,562	$(56)	$23,022	$(158)	$31,584	$(214)
Non-U.S government bonds	--	--	--	--	--	--
Municipal bonds	--	--	--	--	--	--
Certificate of deposits	--	--	--	--	--	--
Total	$8,562	$(56)	$23,022	$(158)	$31,584	$(214)

	December 31, 2018
	Investment with continuous unrealized losses for less than twelve months		Investments with continuous unrealized losses for twelve months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Corporate bonds	$19,716	$(140)	$79,609	$(1,889)	$99,325	$(2,029)
Non-U.S government bonds	963	--	1,460	(33)	2,423	(33)
Municipal bonds	2,235	(13)	--	--	2,235	(13)
Certificate of deposits	--	--	240	(8)	240	(8)
Total	$22,914	$(153)	$81,309	$(1,930)	$104,223	$(2,083)